UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:  BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International         Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International

            Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master

            LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$506,801,974
Total Investments (Cost — $ 550,156,932) — 100.1%	506,801,974
Liabilities in Excess of Other Assets — (0.1)%	(460,296)

Net Assets — 100.0%	$506,341,678

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Portfolio was $506,801,974 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2016	1

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.0%
KBC Groep NV	352,836	$20,219,799
Brazil — 2.0%
Telefonica Brasil SA, Preference Shares	1,150,122	9,995,060
Canada — 2.0%
Finning International, Inc.	207,956	2,648,251
Magna International, Inc.	214,214	7,442,212

		10,090,463
China — 2.8%
Bank of China Ltd., H Shares	36,422,000	14,261,807
France — 2.3%
Compagnie de Saint-Gobain	281,418	11,598,375
Indonesia — 2.6%
Bank Mandiri Persero Tbk PT	18,549,900	13,099,980
Ireland — 4.6%
Shire PLC	412,316	23,127,764
Israel — 3.4%
Teva Pharmaceutical Industries Ltd. — ADR	280,367	17,236,963
Japan — 20.7%
Kyowa Hakko Kirin Co. Ltd.	659,000	9,553,544
Mazda Motor Corp.	920,000	16,741,910
Omron Corp.	338,700	8,802,630
Recruit Holdings Co. Ltd.	970,800	30,648,248
Sumco Corp.	960,700	6,487,946
THK Co. Ltd.	1,016,900	16,248,721
Trend Micro, Inc. (a)	395,200	16,625,512

		105,108,511
Netherlands — 10.0%
ASML Holding NV	190,227	17,459,354
ING Groep NV — CVA	1,244,883	14,181,996
Royal Dutch Shell PLC, A Shares	868,364	18,987,845

		50,629,195
South Korea — 2.6%
SK Telecom Co. Ltd.	75,013	13,158,143
Sweden — 1.9%
SKF AB, B Shares	619,499	9,448,344
Taiwan — 1.6%
Hermes Microvision, Inc.	333,000	8,247,661
United Kingdom — 26.9%
AstraZeneca PLC	533,721	34,366,763
Kingfisher PLC	5,557,990	26,009,359
Liberty Global PLC, Series A (a)	510,950	17,581,789
Lloyds Banking Group PLC	18,089,401	16,947,300
Royal Mail PLC	1,610,673	10,589,204
Vodafone Group PLC	9,651,574	31,023,710

		136,518,125

Common Stocks	Shares	Value
United States — 8.7%
Alexion Pharmaceuticals, Inc. (a)	105,336	$15,371,682
Estee Lauder Cos., Inc., Class A	131,551	11,214,723
Mattel, Inc.	391,870	10,811,693
TripAdvisor, Inc. (a)	100,522	6,710,849

		44,108,947
Total Long-Term Investments (Cost — $530,093,970) — 96.1%		486,849,137

Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	10,813,311	10,813,311

Total Short-Term Securities (Cost — $10,813,311) — 2.1%		10,813,311

Total Investments (Cost — $540,907,281*) — 98.2%		497,662,448
Other Assets Less Liabilities — 1.8%		9,139,526

Net Assets — 100.0%		$506,801,974

Portfolio Abbreviations

ADR	American Depositary Receipts	USD	U.S. Dollar
AUD	Australian Dollar

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$541,203,510

Gross unrealized appreciation	$16,722,904
Gross unrealized depreciation	(60,263,966)

Net unrealized depreciation	$(43,541,062)

(a)	Non-income producing security.

(b)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,935,585	(4,122,274)	10,813,311	$8,892	$441

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	22,727,000	USD	15,889,059	JPMorgan Chase Bank N.A.	4/07/16	$142,785

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2016	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$20,219,799	—	$20,219,799
Brazil	$9,995,060	—	—	9,995,060
Canada	10,090,463	—	—	10,090,463
China	—	14,261,807	—	14,261,807
France	—	11,598,375	—	11,598,375
Indonesia	—	13,099,980	—	13,099,980
Ireland	—	23,127,764	—	23,127,764
Israel	17,236,963	—	—	17,236,963
Japan	—	105,108,511	—	105,108,511
Netherlands	—	50,629,195	—	50,629,195
South Korea	—	13,158,143	—	13,158,143
Sweden	—	9,448,344	—	9,448,344
Taiwan	—	8,247,661	—	8,247,661
United Kingdom	17,581,789	118,936,336	—	136,518,125
United States	44,108,947	—	—	44,108,947
Short-Term Securities:
Money Market Funds	10,813,311	—	—	10,813,311

Total	$109,826,533	$387,835,915	—	$497,662,448

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$142,785	—	$142,785
[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $4,048 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 22, 2016